Related party transactions (Tables)	12 Months Ended
Mar. 31, 2018
Related Party [Abstract]
Schedule of Transactions between Related Parties
Key management consists of the Board of Directors, the President and Chief Executive Officer and the executives who report directly to the President and Chief Executive Officer.

	2018	2017	2016
	$	$	$
Short term employee benefits	10,350	5,354	3,484
Long term employee benefits	49	22	12
Termination benefits	240	400	—
Share-based compensation	1,582	4,527	186
Compensation expense	12,221	10,303	3,682